Common Stock - Schedule of Fair Value of the Warrants (Detail) - Warrant Agreements With The Lenders [Member] - Notes Payable, Other Payables [Member] - Silicon Valley Bank And Silicon Innovation Credit Fund [Member]
Dec. 31, 2021 yr $ / Pershare
First Loan Modification Agreement Warrants [Member] | Amended And Restated Loan Agreement August Two Thousand And Twenty [Member] | Measurement Input, Share Price [Member]
Class Of Warrants Or Rights Measurement Input [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / Pershare	6.84
First Loan Modification Agreement Warrants [Member] | Amended And Restated Loan Agreement August Two Thousand And Twenty [Member] | Measurement Input, Price Volatility [Member]
Class Of Warrants Or Rights Measurement Input [Line Items]
Warrants and Rights Outstanding, Measurement Input	67.7
First Loan Modification Agreement Warrants [Member] | Amended And Restated Loan Agreement August Two Thousand And Twenty [Member] | Measurement Input, Expected Term [Member]
Class Of Warrants Or Rights Measurement Input [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	9.95
First Loan Modification Agreement Warrants [Member] | Amended And Restated Loan Agreement August Two Thousand And Twenty [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class Of Warrants Or Rights Measurement Input [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.72
First Loan Modification Agreement Warrants [Member] | Amended And Restated Loan Agreement August Two Thousand And Twenty [Member] | Measurement Input, Expected Dividend Rate [Member]
Class Of Warrants Or Rights Measurement Input [Line Items]
Warrants and Rights Outstanding, Measurement Input	0
Warrants One [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Measurement Input, Share Price [Member]
Class Of Warrants Or Rights Measurement Input [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / Pershare	4.4
Warrants One [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Measurement Input, Price Volatility [Member]
Class Of Warrants Or Rights Measurement Input [Line Items]
Warrants and Rights Outstanding, Measurement Input	95
Warrants One [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Measurement Input, Expected Term [Member]
Class Of Warrants Or Rights Measurement Input [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	10
Warrants One [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class Of Warrants Or Rights Measurement Input [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.56
Warrants One [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Measurement Input, Expected Dividend Rate [Member]
Class Of Warrants Or Rights Measurement Input [Line Items]
Warrants and Rights Outstanding, Measurement Input	0